Income Taxes - Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	¥ 1,242	¥ 3,850
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	343	570
Between 1 and 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	672	1,422
Between 5 and 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	227	1,858
Indefinite periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit